Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation and Expected Useful Lives of Equipment	Depreciation of plant and equipment is provided using the straight-line method over their expected useful lives, as follows:
Useful life
Office equipment and furniture	5 years
Transportation vehicles	5 years
Mechanical equipment	10 years
Buildings	20 years

Schedule of Intangible Assets are Amortized Using the Straight-Line Method	Intangible assets are amortized using the straight-line method.
Useful life
ERP- Zhituo software	10 years
Nasdaq membership	5 years

Schedule of Revenues by Product Categories

The summary of the Company’s total revenues by product categories for the six months ended June 30, 2025 and 2024 was as follows:

	For the Six Months Ended
	June 30,
	2025	2024
Equipment structural parts	$1,840,487	26,584,812
Cubic parking garage	6,240,539	3,136,189
Maintenance services	60,748	180,149
Others	3,483	11,890
Total revenue	$8,145,257	$29,913,040
Timing of Revenue Recognition:
Performance obligations satisfied over time	$60,748	$180,149
Performance obligations satisfied at a point in time	8,084,509	29,732,891
Total Revenue	$8,145,257	$29,913,040

Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	For the Six Months Ended
	June 30,
	2025	2024
Year-end spot rate	US$1=RMB 7.1636	US$1=RMB 7.2672
Average rate	US$1=RMB 7.2526	US$1=RMB 7.2150